DIRECTOR'S REMUNERATION - Additional Information (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DIRECTOR'S REMUNERATION
Highest paid to director - Peter Wall	£ 455,000	£ 251,000